UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2019
UNCONSOLIDATED STRUCTURED ENTITIES
Schedule of interests in unconsolidated structured entities

The table below shows the total assets of unconsolidated structured entities in which the Bank had an interest at the reporting date and its maximum exposure to loss in relation to those interests.

As of December 31, 2019

	Securitisations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	2,842,268	148,307,065	151,149,333
The Bank’s interest-assets
Investments at fair value through profit or loss	198,115	-	198,115
Investments at fair value through other comprehensive income	179,405	-	179,405
Loans and advances to customers	-	4,748,233	4,748,233
Total assets in relation to The Bank’s interests in the unconsolidated structured entities	377,520	4,748,233	5,125,753
The Bank’s maximum exposure	377,520	4,748,233	5,125,753

As of December 31, 2018

	Securitisations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	1,969,887	128,257,719	130,227,606
The Bank’s interest-assets
Investments at fair value through profit or loss	196,927	-	196,927
Investments at fair value through other comprehensive income	209,164	-	209,164
Loans and advances to customers	-	5,417,235	5,417,235
Total assets in relation to The Bank’s interests in the unconsolidated structured entities	406,091	5,417,235	5,823,326
The Bank’s maximum exposure	406,091	5,417,235	5,823,326